UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

February 28, 2009

	Number of
	Shares	Value
Common Stock – 64.76%
Consumer Discretionary – 3.80%
P=†Avado Brands	1,390	$0
*†Cablevision Systems	700	9,093
Gap	85,600	923,624
Mattel	71,300	844,192
*†Time Warner Cable Class A	7	128
		1,777,037
Consumer Staples – 11.46%
Archer-Daniels-Midland	37,100	989,086
CVS Caremark	34,400	885,456
Heinz (H.J.)	27,400	895,158
Kimberly-Clark	19,300	909,223
Kraft Foods Class A	37,000	842,860
Safeway	45,400	839,900
		5,361,683
Diversified REITs – 0.62%
Vornado Realty Trust	7,400	242,202
*Washington Real Estate Investment Trust	2,900	49,735
		291,937
Energy – 5.11%
Chevron	12,600	764,946
ConocoPhillips	19,500	728,325
Marathon Oil	38,500	895,895
		2,389,166
Financials – 5.34%
Allstate	45,000	757,350
Bank of New York Mellon	36,700	813,639
†Cardtronics	6,700	9,380
Travelers	25,400	918,210
		2,498,579
Health Care – 13.17%
Bristol-Myers Squibb	42,200	776,902
Cardinal Health	30,500	989,725
Johnson & Johnson	17,000	850,000
Merck	34,600	837,320
Pfizer	56,400	694,284
Quest Diagnostics	21,300	976,179
Wyeth	25,400	1,036,827
		6,161,237
Health Care REITs – 1.36%
*HCP	8,450	154,382
*Health Care REIT	9,060	278,775
Ventas	9,375	202,219
		635,376
Hotel REITs – 0.33%
Hersha Hospitality Trust	26,400	47,520
*Host Hotels & Resorts	28,700	106,190
		153,710
Industrial REITs – 0.29%
AMB Property	9,680	115,289
ProLogis	3,700	21,423
		136,712

Industrials – 2.10%
†BWAY Holding	1,840	11,555
†Flextronics International	4,400	9,064
†Foster Wheeler	2	30
†Graphic Packaging Holding	12,758	10,206
Grupo Aeroportuario del Centro Norte ADR	5,800	41,702
P=†Port Townsend	350	4
*Waste Management	33,700	909,900
		982,461
Information Technology – 7.16%
Intel	66,600	848,484
International Business Machines	11,400	1,049,142
Motorola	207,400	730,048
Xerox	139,100	720,538
		3,348,212
Mall REITs – 1.12%
General Growth Properties	6	4
*Macerich	8,950	102,209
Simon Property Group	12,800	423,680
		525,893
Materials – 1.51%
duPont (E.I.) deNemours	37,100	695,996
Innophos Holdings	1,050	11,151
		707,147
Mortgage REITs – 0.21%
Annaly Capital Management	7,000	97,300
		97,300
Multifamily REITs – 1.37%
*Apartment Investment & Management	15,368	80,221
*BRE Properties	4,600	87,032
Camden Property Trust	6,850	128,712
Equity Residential	16,600	292,159
*Essex Property Trust	1,000	54,390
		642,514
Office REITs – 1.55%
*Alexandria Real Estate Equities	3,090	123,476
BioMed Realty Trust	3,900	33,267
Boston Properties	2,600	96,434
*Corporate Office Properties Trust	1,600	40,000
Highwoods Properties	8,600	162,454
*Kilroy Realty	5,000	93,050
Mack-Cali Realty	10,250	175,070
		723,751
Office/Industrial REITs – 0.85%
*Digital Realty Trust	5,550	165,890
Duke Realty	8,000	55,200
*Liberty Property Trust	9,700	177,219
		398,309
Self-Storage REITs – 0.58%
Public Storage	4,850	269,078
		269,078
Shopping Center REITs – 0.62%
Developers Diversified Realty	1,000	2,950
*Kimco Realty	22,130	195,851
Kite Realty Group Trust	16,300	56,072
Ramco-Gershenson Properties Trust	6,400	33,024
		287,897
Specialty REITs – 0.70%
*Entertainment Properties Trust	2,420	36,082
*Plum Creek Timber	6,885	180,594
*Potlatch	4,825	109,865
		326,541

Telecommunications – 3.56%
AT&T	33,200	789,164
†Century Communications	500,000	0
*Verizon Communications	30,700	875,871
		1,665,035
Utilities – 1.95%
Entergy	1	44
*†Mirant	189	2,311
*†NRG Energy	1,200	22,680
Progress Energy	25,100	889,042
		914,077
Total Common Stock (cost $49,928,335)		30,293,652

Convertible Preferred Stock – 3.66%
Banking, Finance & Insurance – 0.75%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49	8,800	346,500
Fannie Mae 8.75% exercise price $32.45, expiration date 5/13/11	3,500	2,275
		348,775
Basic Materials – 0.24%
Freeport-McMoRan Copper & Gold 6.75% exercise price $73.24, expiration date 5/1/10	2,050	110,956
		110,956
Cable, Media & Publishing – 0.24%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49	360	114,390
		114,390
Energy – 0.77%
*Chesapeake Energy 4.50% exercise price $44.15, expiration date 12/31/49	3,650	213,069
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	5,250	147,000
		360,069
Health Care & Pharmaceuticals – 1.17%
Inverness Medical Innovations Series B 3.00% exercise price $69.32, expiration date 12/31/49	800	114,816
Mylan 6.50% exercise price $17.08, expiration date 11/15/10	220	178,396
Schering-Plough 6.00% exercise price $33.69, expiration date 8/13/10	1,500	254,438
		547,650
Telecommunications – 0.49%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12	3,400	148,325
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	305	82,426
		230,751
Total Convertible Preferred Stock (cost $2,955,884)		1,712,591

Preferred Stock – 1.86%
Banking, Finance & Insurance – 0.15%
•JPMorgan Chase 7.90%	65,000	44,939
#Preferred Blocker 144A 7.00%	153	26,134
		71,073
Industrials – 0.00%
‡@=Port Townsend	70	0
		0
Leisure, Lodging & Entertainment – 0.40%
Red Lion Hotels Capital Trust 9.50%	15,149	185,575
		185,575
Real Estate – 1.31%
Grace Acquisitions I 8.75%	34,400	20,640
SL Green Realty 7.625%	62,600	594,701
		615,341
Total Preferred Stock (cost $2,976,290)		871,989

	Principal
	Amount
Convertible Bonds – 14.67%
Aerospace & Defense – 1.00%
#AAR 144A 1.75% exercise price $29.43, expiration date 2/1/26	$260,000	185,900

#L-3 Communications 144A 3.00% exercise price $101.13, expiration date 8/1/35	290,000	283,475
		469,375
Banking, Finance & Insurance – 0.23%
*National City 4.00% exercise price $482.51 expiration date 2/1/11	120,000	108,450
		108,450
Basic Materials – 0.87%
Rayonier TRS Holdings 3.75% exercise price $54.82, expiration date 10/15/12	345,000	302,738
#Sino-Forest 144A 5.00% exercise price $20.29 expiration date 8/1/13	160,000	105,600
		408,338
Cable, Media & Publishing – 0.93%
General Cable 0.875% exercise price $50.36, expiration date 11/14/13	200,000	131,500
#Playboy Enterprises 144A 3.00% exercise price $17.02, expiration date 3/15/25	600,000	303,000
		434,500
Computers & Technology – 2.28%
#Advanced Micro Devices 144A 6.00% exercise price $28.08, expiration date 5/1/15	450,000	167,063
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	435,000	292,537
Hutchinson Technology 3.25% exercise price $36.43, expiration date 1/15/26	340,000	89,675
#Intel 144A 2.95% exercise price $31.53, expiration date 12/15/35	255,000	197,944
Linear Technology 3.125% exercise price $48.24 expiration date 5/1/27	180,000	169,875
*SanDisk 1.00% exercise price $82.36, expiration date 5/15/13	280,000	150,850
		1,067,944
Electronics & Electrical Equipment – 0.16%
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10	85,000	76,925
		76,925
Energy – 0.52%
Peabody Energy 4.75% exercise price 58.44, expiration date 12/15/41	100,000	68,250
Transocean
1.50% exercise price $168.61, expiration date 12/15/37	100,000	84,625
1.65% exercise price $168.61, expiration date 12/15/37	100,000	89,625
		242,500
Environmental Services – 0.29%
Allied Waste Industries 4.25% exercise price $45.40, expiration date 4/15/34	145,000	135,394
		135,394
Health Care & Pharmaceuticals – 3.76%
Advanced Medical Optics 3.25% exercise price $59.61, expiration date 8/1/26	230,000	230,000
#Allergan 144A 1.50% exercise price $63.33, expiration date 4/1/26	415,000	398,400
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	235,000	209,150
#Amgen 144A 0.375% exercise price $79.48, expiration date 2/1/13	165,000	146,850
CV Therapeutics 3.25% exercise price $27.00, expiration date 8/16/13	20,000	17,400
fHologic 2.00% exercise price $38.59, expiration date 12/15/37	200,000	131,000
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/14/14	110,000	80,713
•Wyeth 0.965% exercise price $60.09, expiration date 1/15/24	550,000	546,149
		1,759,662
Real Estate – 0.91%
#Host Hotels & Resorts 144A 3.25% exercise price $16.00, expiration date 3/15/24	60,000	54,750
MeriStar Hospitality 9.50% exercise price 10.18, expiration date 4/1/10	230,000	236,095
Vornado Realty Trust 2.85% exercise price $159.04, expiration date 3/15/27	175,000	132,781
		423,626
Retail – 0.27%
Pantry 3.00% exercise price $50.10, expiration date 11/15/12	180,000	125,550
		125,550
Telecommunications – 2.60%
#Alaska Communications System Group 144A 5.75% exercise price $12.90, expiration date 3/1/13	260,000	169,975
CommScope 1.00% exercise price $21.75, expiration date 3/15/24	170,000	169,150
#Leap Wireless International 144A 4.50% exercise price $93.21, expiration date 7/15/14	98,000	66,640
Level 3 Communications 3.50% exercise price $5.46, expiration date 6/15/12	165,000	67,444
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	485,000	324,949
Qwest Communications International 3.50% exercise price $5.33, expiration date 11/15/25	180,000	161,775
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	485,000	255,838
		1,215,771

Transportation – 0.23%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38	180,000	105,075
		105,075
Utilities – 0.62%
Dominion Resources 2.125% exercise price $36.14, expiration date 12/15/23	290,000	290,363
		290,363
Total Convertible Bonds (cost $9,038,850)		6,863,473

Corporate Bonds – 44.89%
Basic Industry – 5.04%
California Steel Industries 6.125% 3/15/14	120,000	83,400
Domtar 7.125% 8/15/15	105,000	71,925
@#Evraz Group 144A 9.50% 4/24/18	195,000	100,425
Freeport McMoRan Copper & Gold 8.25% 4/1/15	180,000	160,383
Georgia-Pacific
7.70% 6/15/15	65,000	57,525
*8.875% 5/15/31	130,000	100,750
Huntsman International
7.375% 1/1/15	40,000	18,900
7.875% 11/15/14	85,000	40,800
Innophos 8.875% 8/15/14	185,000	148,000
@#Innophos Holding 144A 9.50% 4/15/12	115,000	83,375
International Coal Group 10.25% 7/15/14	125,000	90,625
#MacDermid 144A 9.50% 4/15/17	300,000	120,000
*Momentive Performance Materials 9.75% 12/1/14	210,000	80,850
NewPage 10.00% 5/1/12	140,000	43,050
•Noranda Aluminum Acquisition 6.595% 5/15/15	150,000	36,750
Norske Skog Canada 8.625% 6/15/11	165,000	76,725
‡@=Port Townsend 12.431% 8/27/12	100,718	73,020
@Potlatch 13.00% 12/1/09	250,000	262,709
#Rock-Tenn 144A 9.25% 3/15/16	110,000	110,000
*Rockwood Specialties Group 7.50% 11/15/14	150,000	128,250
•#Ryerson 144A 8.545% 11/1/14	105,000	54,075
@#Sappi Papier Holding 144A 6.75% 6/15/12	210,000	129,453
@#Steel Capital 144A 9.75% 7/29/13	100,000	58,250
#Steel Dynamics 144A 7.75% 4/15/16	195,000	151,125
#Vedanta Resources 144A 9.50% 7/18/18	100,000	57,500
•Verso Paper Holdings 4.92% 8/1/14	70,000	18,550
		2,356,415
Brokerage – 0.29%
E Trade Financial 12.50% 11/30/17	95,000	44,175
LaBranche 11.00% 5/15/12	104,000	92,040
		136,215
Capital Goods – 3.13%
*Associated Materials 9.75% 4/15/12	45,000	37,350
Building Materials Corporation of America 7.75% 8/1/14	110,000	75,900
BWAY 10.00% 10/15/10	245,000	230,912
@CPG International I 10.50% 7/1/13	120,000	64,200
*Graham Packaging 9.875% 10/15/14	265,000	168,275
*Graphic Packaging International 9.50% 8/15/13	300,000	225,000
Greenbrier 8.375% 5/15/15	115,000	57,213
@Intertape Polymer 8.50% 8/1/14	90,000	56,250
#Moog 144A 7.25% 6/15/18	110,000	99,550
Owens Brockway Glass Container 6.75% 12/1/14	85,000	82,450
*RBS Global/Rexnord 11.75% 8/1/16	115,000	75,900
*Sally Holdings 10.50% 11/15/16	190,000	165,775
Thermadyne Holdings 9.50% 2/1/14	145,000	93,163
Vought Aircraft Industries 8.00% 7/15/11	55,000	30,525
		1,462,463
Consumer Cyclical – 4.38%
Centex
4.55% 11/1/10	135,000	120,825
5.125% 10/1/13	45,000	35,100

*Denny’s Holdings 10.00% 10/1/12	60,000	51,900
*Dollar General 10.625% 7/15/15	150,000	151,125
DR Horton
6.00% 4/15/11	55,000	49,775
7.875% 8/15/11	190,000	175,750
Ford Motor Credit
•4.01% 1/13/12	120,000	58,950
7.80% 6/1/12	350,000	189,822
9.875% 8/10/11	45,000	26,170
#GMAC 144A
6.00% 12/15/11	25,000	14,656
6.625% 5/15/12	50,000	28,823
6.875% 9/15/11	65,000	42,337
6.875% 8/28/12	113,000	65,103
*Goodyear Tire & Rubber 9.00% 7/1/15	60,000	45,600
#Invista 144A 9.25% 5/1/12	125,000	115,625
Lear 8.75% 12/1/16	335,000	58,625
Levi Strauss 9.75% 1/15/15	138,000	115,230
Mobile Mini 6.875% 5/1/15	110,000	81,950
M/I Homes 6.875% 4/1/12	80,000	42,400
*Neiman Marcus Group 10.375% 10/15/15	185,000	77,931
Pinnacle Foods Finance 9.25% 4/1/15	65,000	53,625
Ryland Group 6.875% 6/15/13	215,000	184,900
*Tenneco 8.625% 11/15/14	200,000	29,000
Toll 8.25% 2/1/11	205,000	201,924
#TRW Automotive 144A 7.00% 3/15/14	110,000	31,350
		2,048,496
Consumer Non-Cyclical – 2.64%
ACCO Brands 7.625% 8/15/15	110,000	45,100
Alliance One International
8.50% 5/15/12	20,000	17,400
11.00% 5/15/12	40,000	37,800
*Chiquita Brands International 8.875% 12/1/15	105,000	80,588
*Constellation Brands 8.125% 1/15/12	120,000	119,400
Cornell 10.75% 7/1/12	55,000	50,875
*Cott Beverages USA 8.00% 12/15/11	100,000	54,500
Del Monte
6.75% 2/15/15	55,000	52,800
8.625% 12/15/12	45,000	45,563
Iron Mountain
6.625% 1/1/16	105,000	98,175
*8.00% 6/15/20	85,000	80,325
*Jarden 7.50% 5/1/17	140,000	109,900
Johnsondiversey Holdings 10.67% 5/15/13	110,000	81,950
LVB Acquisition
10.00% 10/15/17	125,000	125,625
11.625% 10/15/17	30,000	27,900
#Tyson Foods 144A 10.50% 3/1/14	65,000	61,588
Visant Holding 8.75% 12/1/13	160,000	147,999
		1,237,488
Energy – 6.11%
AmeriGas Partners 7.125% 5/20/16	160,000	149,599
Chesapeake Energy
*6.375% 6/15/15	155,000	127,488
9.50% 2/15/15	5,000	4,675
Complete Production Service 8.00% 12/15/16	105,000	71,531
Compton Petroleum Finance 7.625% 12/1/13	225,000	76,500
#Connacher Oil & Gas 144A 10.25% 12/15/15	170,000	65,450
#Copano Energy 144A 7.75% 6/1/18	100,000	78,500
Denbury Resources 9.75% 3/1/16	70,000	66,150
Dynergy Holdings 7.75% 6/1/19	95,000	57,950

El Paso
6.875% 6/15/14	50,000	44,441
7.00% 6/15/17	55,000	48,522
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	175,000	166,033
Frontier Oil 8.50% 9/15/16	85,000	82,450
Geophysique-Veritas
7.50% 5/15/15	30,000	23,625
7.75% 5/15/17	135,000	105,300
#Helix Energy Solutions Group 144A 9.50% 1/15/16	205,000	115,825
#Hilcorp Energy I 144A
7.75% 11/1/15	65,000	50,050
9.00% 6/1/16	185,000	148,000
Inergy Finance
6.875% 12/15/14	150,000	138,750
8.25% 3/1/16	75,000	72,375
Key Energy Services 8.375% 12/1/14	105,000	68,775
Mariner Energy 8.00% 5/15/17	200,000	134,000
MarkWest Energy Partners/Finance 8.75% 4/15/18	100,000	71,500
Massey Energy 6.875% 12/15/13	225,000	199,124
OPTI Canada
7.875% 12/15/14	85,000	28,475
8.25% 12/15/14	90,000	31,050
*Petrobras International Finance 7.875% 3/15/19	25,000	25,188
PetroHawk Energy
9.125% 7/15/13	65,000	61,750
#144A 7.875% 6/1/15	85,000	73,525
@Petroleum Development 12.00% 2/15/18	125,000	79,688
Plains Exploration & Production 7.00% 3/15/17	120,000	102,900
Range Resources 7.25% 5/1/18	100,000	91,000
Regency Energy Partners 8.375% 12/15/13	131,000	109,713
Whiting Petroleum 7.25% 5/1/13	110,000	90,200
		2,860,102
Finance & Investments – 1.48%
@Cardtronics 9.25% 8/15/13	255,000	169,575
•Hartford Financial Services Group 8.125% 6/15/38	205,000	97,436
Hexion US Finance 9.75% 11/15/14	95,000	12,825
Lender Process Services 8.125% 7/1/16	85,000	85,319
Leucadia National 8.125% 9/15/15	116,000	96,860
•#Liberty Mutual Group 144A 10.75% 6/15/58	180,000	95,519
@#Nuveen Investments 144A 10.50% 11/15/15	305,000	71,675
•USB Capital IX 6.189% 4/15/49	80,000	32,012
•Wells Fargo Capital XIII 7.70% 12/29/49	65,000	31,670
		692,891
Media – 2.74%
#Charter Communications Operating 144A
*8.00% 4/30/12	25,000	22,375
*8.375% 4/30/14	70,000	60,550
10.875% 9/15/14	290,000	269,700
#CSC Holdings 144A
8.50% 4/15/14	21,000	20,265
8.50% 6/15/15	115,000	110,400
DirecTV Holdings 8.375% 3/15/13	52,000	52,780
EchoStar DBS 7.125% 2/1/16	120,000	108,900
*#Expedia 144A 8.50% 7/1/16	95,000	78,375
Lamar Media 6.625% 8/15/15	85,000	53,550
#LBI Media 144A 8.50% 8/1/17	100,000	30,500
Mediacom Capital 9.50% 1/15/13	90,000	78,750
Nielsen Finance
10.00% 8/1/14	80,000	66,400
#144A 11.625% 2/1/14	40,000	34,800
Quebecor Media 7.75% 3/15/16	75,000	61,500
#Rainbow National Services 144A 10.375% 9/1/14	90,000	92,588

#Videotron 144A 9.125% 4/15/18	140,000	142,100
		1,283,533
Services Cyclical – 3.89%
*ARAMARK 8.50% 2/1/15	225,000	205,875
#Ashtead Capital 144A 9.00% 8/15/16	100,000	58,500
#Erac USA Finance 144A 6.375% 10/15/17	85,000	55,308
FTI Consulting
7.625% 6/15/13	195,000	195,488
7.75% 10/1/16	90,000	89,325
@#Galaxy Entertainment Finance 144A 9.875% 12/15/12	240,000	130,800
Gaylord Entertainment
6.75% 11/15/14	70,000	44,800
8.00% 11/15/13	120,000	80,100
Global Cash Access 8.75% 3/15/12	150,000	119,250
Hertz
8.875% 1/1/14	170,000	84,150
*10.50% 1/1/16	75,000	28,500
MGM MIRAGE
6.75% 4/1/13	155,000	67,038
*7.50% 6/1/16	45,000	18,338
*#144A 13.00% 11/15/13	60,000	43,500
@‡Northwest Airlines 10.00% 2/1/10	55,000	69
Pinnacle Entertainment
8.25% 3/15/12	5,000	4,475
*8.75% 10/1/13	130,000	116,350
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	273,000	241,604
*RSC Equipment Rental 9.50% 12/1/14	110,000	59,400
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	145,000	113,352
8.03% 10/1/20	75,000	62,390
		1,818,612
Services Non-cyclical – 3.69%
Alliance Imaging 7.25% 12/15/12	110,000	103,400
#Bausch & Lomb 144A 9.875% 11/1/15	255,000	232,050
Casella Waste Systems 9.75% 2/1/13	250,000	220,000
Community Health Systems 8.875% 7/15/15	230,000	218,788
HCA 6.50% 2/15/16	195,000	131,625
*HCA PIK 9.625% 11/15/16	415,000	347,562
•HealthSouth 8.323% 6/15/14	205,000	177,325
Select Medical 7.625% 2/1/15	255,000	158,100
Tenet Healthcare 7.375% 2/1/13	135,000	114,750
Universal Hospital Services PIK 8.50% 6/1/15	25,000	21,875
		1,725,475
Technology & Electronics – 0.87%
Amkor Technology 7.75% 5/15/13	65,000	38,594
Celestica
7.625% 7/1/13	25,000	22,500
7.875% 7/1/11	65,000	62,644
*Flextronics International 6.25% 11/15/14	100,000	84,500
Sungard Data Systems
9.125% 8/15/13	116,000	99,180
10.25% 8/15/15	146,000	100,740
		408,158
Telecommunications – 7.71%
•Centennial Communications 7.185% 1/1/13	70,000	70,000
Cincinnati Bell
7.00% 2/15/15	115,000	105,225
7.25% 7/15/13	75,000	72,000
Cricket Communications 9.375% 11/1/14	290,000	266,075
Crown Castle International 9.00% 1/15/15	240,000	235,200
#Digicel 144A 9.25% 9/1/12	100,000	90,750
#Digicel Group 144A 8.875% 1/15/15	100,000	75,000

GCI 7.25% 2/15/14	65,000	58,825
Hughes Network Systems 9.50% 4/15/14	210,000	184,800
Inmarsat Finance 10.375% 11/15/12	265,000	271,624
Intelsat Jackson Holdings 11.25% 6/15/16	415,000	393,212
Lucent Technologies 6.45% 3/15/29	165,000	60,638
MetroPCS Wireless 9.25% 11/1/14	288,000	273,599
#Nordic Telephone Holdings 144A 8.875% 5/1/16	150,000	137,250
Qwest Capital Funding 7.25% 2/15/11	155,000	148,413
Sprint Nextel 6.00% 12/1/16	380,000	247,341
#Telesat Canada 144A
11.00% 11/1/15	155,000	126,325
12.50% 11/1/17	35,000	25,375
Time Warner Telecom Holdings 9.25% 2/15/14	160,000	152,400
@#Vimpelcom 144A 9.125% 4/30/18	295,000	168,504
Virgin Media Finance 8.75% 4/15/14	250,000	225,938
#Wind Acquisition Finance 144A 10.75% 12/1/15	75,000	75,563
Windstream 8.125% 8/1/13	145,000	141,375
		3,605,432
Utilities – 2.92%
AES
7.75% 3/1/14	98,000	88,445
8.00% 10/15/17	95,000	81,225
#144A 8.00% 6/1/20	60,000	50,100
Edison Mission Energy 7.625% 5/15/27	175,000	132,125
Elwood Energy 8.159% 7/5/26	171,700	139,006
Midwest Generation 8.30% 7/2/09	45,637	45,633
Mirant Americas Generation 8.50% 10/1/21	100,000	78,500
wMirant Mid Atlantic Pass Through Trust Series A 8.625% 6/30/12	71,388	71,031
Mirant North America 7.375% 12/31/13	110,000	101,200
NRG Energy
7.375% 2/1/16	200,000	184,999
7.375% 1/15/17	45,000	41,738
Orion Power Holdings 12.00% 5/1/10	178,000	183,562
Reliant Energy 7.625% 6/15/14	50,000	36,500
Texas Competitive Electric Holdings 10.25% 11/1/15	260,000	132,600
		1,366,664
Total Corporate Bonds (cost $26,453,435)		21,001,944

«Senior Secured Loans – 2.09%
Energy Futures Holdings Term B2 4.036% 10/10/14	69,823	43,417
Ford Motor Term B 3.556% 11/29/13	515,000	169,450
General Motors Term B 8.029% 11/17/13	449,555	167,598
Harrahs Term B2 3.479% 1/28/15	170,000	99,386
Northwest Airlines 2.57% 8/21/13	80,000	69,680
Talecris Biotherapeutics 2nd Lien 7.74% 12/6/14	225,000	192,939
Toys R US 4.80% 7/19/12	215,000	121,782
Univision Communications Term B 2.73% 9/15/14	245,000	113,068
Total Senior Secured Loans (cost $1,204,153)		977,320

	Number of
	Shares
Limited Partnership – 0.19%
*Brookfield Infrastructure Partners	7,600	88,312
Total Limited Partnership (cost $144,435)		88,312

Warrants – 0.00%
@P=†Port Townsend	70	1
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	650	0
Total Warrants (cost $56,974)		1

	Principal
	Amount
Repurchase Agreement**– 9.01%
BNP Paribas 0.24%, dated 2/27/09, to be
repurchased on 3/2/09, repurchase price $4,215,084
(collateralized by U.S. Government obligations,
5/14/09-2/11/10; with market value $4,303,350)	$4,215,000	4,215,000
Total Repurchase Agreement (cost $4,215,000)		4,215,000

Total Value of Securities Before Securities Lending Collateral – 141.13%
(cost $96,973,356)		66,024,282

	Number of
	Shares
Securities Lending Collateral*** – 14.79%
Investment Companies
Mellon GSL DBT II Collateral Fund	7,096,767	6,919,680
†Mellon GSL DBT II Liquidation Trust	163,237	16
Total Securities Lending Collateral (cost $7,260,004)		6,919,696

Total Value of Securities – 155.92%
(cost $104,233,360)		72,943,978 ©
Obligation to Return Securities Lending Collateral*** – (15.52%)		(7,260,004)
Borrowing Under Line of Credit – (43.23%)		(20,225,000)
Receivables and Other Assets Net of Liabilities (See Notes) – 2.83%		1,322,320
Net Assets Applicable to 9,935,835 Shares Outstanding – 100.00%		$46,781,294

PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2009, the aggregate amount of the restricted securities was $5 or 0.00% of the Fund’s net assets. See Note 6 in “Notes.”
‡Non income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of February 28, 2009.
†Non income producing security.
@Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $1,865,340, which represented 3.99% of the Fund’s net assets. See Note 6 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At February 28, 2009, the aggregate amount of fair valued securities was $73,025, which represented 0.16% of the Fund’s net assets. See Note 1 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2009, the aggregate amount of Rule 144A securities was $7,211,795, which represented 15.42% of the Fund’s net assets. See Note 6 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at February 28, 2009.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 5 in “Notes.”
©Includes $6,979,920 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. Government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, index swap contracts, spread swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Funds tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Distributions – The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and if necessary, a return of capital.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

2. Investments
At February 28, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$105,032,289
Aggregate unrealized appreciation	710,858
Aggregate unrealized depreciation	(32,799,169)
Net unrealized depreciation	$(32,088,311)

For federal income tax purposes, at November 30, 2008, $16,270,335 capital loss carryforward may be carried forward and applied against future capital gains. Such capital loss carryforward expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of February 28, 2009:

Securities
Level 1	$34,596,961
Level 2	38,067,761
Level 3	279,256
Total	$72,943,978

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$901,381
Net change in unrealized
appreciation/(depreciation)	404,997
Net purchases, sales and settlements	(438,905)
Net transfers in and/or out of Level 3	(588,217)
Balance as of 2/28/09	$279,256

Net change in unrealized
appreciation/depreciation from
investments still held as of 2/28/09	$404,997

3. Line of Credit
For the period ended February 28, 2009, the Fund borrowed money pursuant to a $44,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on November 16, 2009. At February 28, 2009, the par value of loans outstanding was $20,225,000 at a variable interest rate of 1.12%. During the period ended February 28, 2009, the average daily balance of loans outstanding was $20,225,000 at a weighted average interest rate of approximately 1.08%. Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.10% per annum on the unusual balance. The loan is collateralized by the Fund’s portfolio.

4. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended February 28, 2009, the Fund entered into CDS contracts as a purchaser or seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts.. No CDS contracts were outstanding at February 28, 2009.

5. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Prior to the fiscal period ended February 28, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2009, the value of securities on loan was $6,979,920, for which the Fund received collateral, comprised of non-cash collateral valued at $103,400, and cash collateral of $7,260,004. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

6. Credit and Market Risk
The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable of the leverage.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 28, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: